Note 18 - Other (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	December 31
	2023	2022

Interest, bank fees and loan fees	$18	$440
Unrealized (gain) loss on foreign exchange	(37)	134
Loss on extinguishment of debt	-	59
Gain on sale of equipment	-	(166)
Other	(457)	(7)
Total	$(476)	$460